Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

[Fixed Income Artwork]

FIXED INCOME

Annual Report
2002

DELAWARE
Cash Reserve Fund


Powered By Research(SM)

A Commitment
   to Our Investors

Experience
o Our seasoned investment professionals average 12 years experience, bringing a wealth of knowledge and expertise to our management team.

o We trace our origins to 1929 and opened our first mutual fund in 1938. Over the past 73 years, we have weathered a wide range of economic and market environments.

Performance
o  We strive to deliver consistently good performance in all asset classes.

o We believe that hiring the best and the brightest in the industry, conducting fundamental research, and working in a disciplined investment process are essential to quality investment management.

Service
o  We are committed to providing the highest standards of client service.

o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

o We make our funds available through financial advisors who can offer you individualized attention and valuable investment advice.

Diversification
o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

o We offer mutual funds in virtually every asset class from domestic equity and fixed income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware Management Company and its affiliates managed approximately $85 billion in assets as of March 31, 2002.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)Delaware Distributors, L.P.

Table
  of Contents

Letter to Shareholders                                          1

Portfolio Management Review                                     3

New at Delaware                                                 5

Performance Summary                                             6

Financial Statements:

  Statement of Net Assets                                       7

  Statement of Operations                                       9

  Statements of Changes in Net Assets                          10

  Financial Highlights                                         11

  Notes to Financial Statements                                15

  Report of Independent Auditors                               17

  Board of Trustees/Officers                                   18

Letter                                               Delaware Cash Reserve Fund
   to Shareholders                                   April 9, 2002

Recap of Events
The fiscal year ended March 31, 2002 could end up being remembered by a single day -- September 11, 2001.

Following the events of that day, both our nation and the economy have encountered turbulent waters. Analysts largely believe a recession began in March 2001. As with prior economic downturns, business production fell, while unemployment rose from 4.3% to 5.7% between March 31, 2001 and March 31, 2002 (Source: U.S. Dept. of Labor, Bureau of Labor Statistics).

Promising economic numbers in the fourth quarter of 2001 have led many observers to contend that the recession is over. Our analysis reveals the recession was the mildest of 10 recessions since the close of WW II, and the only one not to have recorded consecutive quarters of negative real growth in the nation's gross domestic product.

A mitigating factor for the recession was strong consumer demand. Federal Reserve policy in 2001 sought economic stimulus through lower interest rates, and by December 2001 debt service payment by consumers as a percentage of their disposable personal income reached a level not matched since the third quarter of 1987 (Source: U.S. Federal Reserve Board). While low interest rates helped drive the housing market through cheap mortgages, investors noticed a steep drop in yields for short-term debt securities.

Decreasing yield impacted investors' views of money market funds. As the benchmark 3-month Treasury Bill rate fell from 4.42% to 1.79% in the year ended March 31, 2002, cash flows into retail money market funds began to drop off as investor's sought out higher-yielding investments (Source: ICI). Alternative vehicles, it should be noted, may not offer a money market fund's low-risk profile and effort to maintain a stable net asset value of $1.00.

Delaware Cash Reserve Fund posted a total return of +2.59% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended March 31, 2002. The Fund outperformed its benchmark, the Lipper Money Market Funds Average, which posted a gain of +2.46%. As of March 31, 2002, Delaware Cash Reserve Fund's 7-day yield was 1.04% (Class A shares at net asset value with distributions reinvested). Please note that the distribution fees for Class B and Class C shares of the Fund were changed to 0.75% as of April 1, 2002.

Market Outlook
The economic outlook appears brighter than it has in months. We believe GDP forecasts for 2002 look promising, and earnings seem poised for a rebound into 2003. However, several long-term trends still offer reason for concern. We believe that corporate purchasing of technology, which usually increases when recessions end, will likely be muted given substantial equipment acquisitions in the later 1990s. It also appears unlikely that consumer spending will experience any significant incremental growth.

We expect Fed policy to remain on hold, due in part to recent Middle East turmoil. The growth of liquidity in 2001 will likely support improving economic activity and an upturn for the stock market over time. We believe that money market funds like Delaware Cash Reserve Fund still serve a viable role as a temporary investment alternative to the volatile markets we have experienced over the past fiscal year.

Total Return
For the period ended March 31, 2002                           One Year

Delaware Cash Reserve--Class A Shares                         +2.59%

U.S. Consumer Price Index                                      +1.48%

Lipper Money Market Funds Average (392 funds)                  +2.46%
--------------------------------------------------------------------------------
All performance shown above assumes reinvestment of all dividends. Performance information for all Fund classes and a description of the index can be found on page 6. The Lipper category represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). You cannot invest directly in an index. Past performance is not a guarantee of future results.

Unlike U.S. Treasury securities, money market funds are not guaranteed as to the payment of principal and interest by the U.S. government.

It is important for investors to periodically re-examine the asset allocation within their investment portfolios. For those individuals seeking lower risk through stability of principal, Delaware Cash Reserve Fund will continue to be an important short-term investment vehicle.

Thank you for your continued commitment to Delaware Investments.

Sincerely,


/s/ Charles E. Haldeman, Jr.
--------------------------------------
Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds

/s/ David K. Downes
--------------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Portfolio                                            Delaware Cash Reserve Fund
   Management Review                                 April 9, 2002

Fund Manager
Cynthia Isom
Portfolio Manager

The Fund's Results
During your Fund's fiscal year ended March 31, 2002, investors were forced to make difficult investment decisions. Stock prices, which had already been trending downward, moved swiftly lower after September 11 before rebounding in fourth quarter of 2001. Equities have largely moved sideways since the beginning of 2002 as the integrity of earnings reports cast a shadow over previously bullish market outlooks for 2002 and 2003. Turbulence in stocks, coupled with renewed interest in income-generating investments, has led investors toward bond funds.

Money market funds experienced several months of negative cash flows during the year, caused by low short-term rates that were prompted by aggressive Federal Reserve initiatives to add liquidity to a declining economy. Numerous money market funds, including Delaware Cash Reserve, were also faced with a contraction in supply of a commonly purchased investment: high-quality commercial paper.

The commercial paper market, in which corporations finance their near-term borrowing needs, contracted somewhat during the Fund's fiscal year, owing in part to lessened merger and acquisitions activity, as well corporate spending.

Coupled with the Fed's move to lower interest rates, income generated by the Funds' holdings (and returned to investors as a monthly dividend) fell during the fiscal year. By extending the portfolio's average maturity, we were able to offset the diminishing income. For the fiscal year, the Fund recorded a total return of +2.59%, which eclipsed a +2.46% return for its benchmark, the Lipper Money Market Funds Average. As of March 31, 2002, Delaware Cash Reserve Fund's seven-day yield was 1.04% (Class A shares at net asset value with distributions reinvested).

Portfolio Highlights
Strong performance during the fiscal year stemmed, in part, from our anticipation of Federal Reserve policy. With a lower interest rate environment, the Fund's average maturity was extended. To remain consistent with Delaware Cash Reserve Fund's objective, we invested in high-quality money market securities that generally have maturities of up to 270 days.

At fiscal year end, 79.98% of the Fund's net assets were invested in top-rated commercial paper. The value of a money market fund holding can be negatively impacted with a credit downgrade. We thoroughly review the credit status of each security in the Fund's portfolio at least once a year, in keeping with Securities and Exchange Commission guidelines. We also maintain a constant vigil over all money market issuers on our approved list. It is our strategy to invest the majority of Delaware Cash Reserve Fund's assets be invested in high-quality debt obligations, such as Tier 1 commercial paper, in order to offer a relatively safe and liquid investment.

Outlook
The performance of Delaware Cash Reserve Fund depends to a large degree on the Federal Reserve's monetary policy. It appears that the Fed is likely through with interest rate reductions as an economic stimulus. Delaware Cash Reserve Fund benefited from our ability to generally anticipate the direction of interest rates and adjust the portfolio's average maturity. We believe that Delaware Cash Reserve Fund is well positioned, and can be attractive to investors uncertain about stock or bond market prospects and in search of a temporary shelter for cash.

=====================================================================
ASSET MIX (as a percentage of net assets)
As of March 31, 2002
---------------------------------------------------------------------
Commercial Paper                                               79.98%
---------------------------------------------------------------------
Yankee CDs                                                      7.43%
---------------------------------------------------------------------
Certificates of Deposit                                         6.75%
---------------------------------------------------------------------
Floating Rate Notes                                             6.75%
=====================================================================

Potential Benefits of Delaware Cash Reserve Fund

Delaware Cash Reserve Fund is a money market mutual fund that invests in short-term obligations from credit-worthy corporations and/or from state governments or the federal government. The Fund offers several potentially compelling advantages:

o Relative Safety - Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

o Check writing privileges - You have the ability to write checks against your account;*

o Current income - The Fund seeks stability of your principal and also a yield above the inflation rate;

o  Convenient access to other funds in the Delaware Investments Family of Funds
   - Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Cash Reserve Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Cash Reserve Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Cash Reserve Fund. Find out how we can help shape your future today.

*  For investors of Class A shares only.

** When exchanging money from Delaware Cash Reserve Fund to another fund, you may incur a sales charge.

For a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the Fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.

New
  at Delaware

================================================================================

Simplify your life.                                    DELAWARE        [LOGO]
   SIGN UP FOR DELAWARE'S NEW                         e:delivery
                    eDelivery!                     ONLINE ALL THE TIME

No more hunting for lost documents or misplaced items in your filing cabinet. Delaware Investments helps you get organized with Delaware eDelivery. Online account access users can now receive fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

To sign up for Delaware eDelivery:
1. Go to www.delawareinvestments.com/edelivery

2. Follow the directions to register.

Take control with Delaware eDelivery!

If you have questions or need more information, call our Shareholder Service Center at 800 523-1918 from 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday.

================================================================================

Delaware
   Cash Reserve Fund

Fund Basics

As of March 31, 2002
-------------------------------------------
Fund Objective
The Fund seeks to provide maximum current
income, while preserving principal and
maintaining liquidity.
-------------------------------------------
Total Fund Net Assets
$592.47 million
-------------------------------------------
Number of Holdings
61
-------------------------------------------
Fund Start Date
June 30, 1978
-------------------------------------------
Your Fund Manager
Cynthia Isom holds a bachelor's degree from
Vassar College. After eight years in
the securities business, she joined Delaware
Investments in 1985 as a trader of money
market, high-grade, and Treasury securities.
-------------------------------------------
Nasdaq Symbol:
Class A  DCRXX
-------------------------------------------
CUSIP Numbers:
Consultant Class 245910-20-3
Class B          245910-30-2
Class C          245910-40-1

Fund Performance
Average Annual Total Returns/Yields
Through March 31, 2002
                                                                                              7-Day Yield
                                              Lifetime   10 Years    Five Years   One Year      3/31/02
-----------------------------------------------------------------------------------------------------------
Class A (Est. 6/30/78)                        +7.10%      +4.13%       +4.50%      +2.59%        1.04%
-----------------------------------------------------------------------------------------------------------
Consultant Class
  (Est. 3/10/88)                              +6.94%      +3.87%       +4.24%      +2.34%        0.79%
-----------------------------------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge                        +3.50%                   +3.46%      +1.57%        0.04%
Including Sales Charge                        +3.50%                   +3.11%      -3.43%
-----------------------------------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge                        +3.50%                   +3.46%      +1.57%        0.04%
Including Sales Charge                        +3.50%                   +3.46%      +0.57%
------------------------------------------------------------------------------------------------------------

All performance reflects reinvestment of all dividends. An investment in Delaware Cash Reserve Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in Delaware Cash Reserve Fund. Returns and yields will fluctuate. Past performance is not a guarantee of future results.

Class A shares are available without any up-front sales charges or any 12b-1 fees.

Consultant Class shares are available without any up-front sales charges. Consultant Class shares were first made available on March 10, 1988. Lifetime return for Consultant Class share reflects Class A share performance prior to that date. Performance after March 10, 1988 reflects the impact of an annual service and distribution fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Delaware Cash Reserve Fund Class B and C shares are available only as part of an overall investment program using Class B or C shares of other funds. Direct investment into Delaware Cash Reserve Fund Class B or C shares may be made only when establishing a Wealth Builder plan. Performance, excluding sales charges, for Class B and C shares assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

Performance of a $10,000 Investment
March 31, 1992 through March 31, 2002

                     Delaware Cash Reserve --            U.S. Consumer
                         Class A Shares                   Price Index
                     ------------------------            -------------
3/31/1992                  $10,000                          $10,000
3/31/1993                  $10,287                          $10,308
3/31/1994                  $10,523                          $10,567
3/31/1995                  $10,945                          $10,868
3/31/1996                  $11,493                          $11,176
3/31/1997                  $12,024                          $11,486
3/31/1998                  $12,598                          $11,644
3/31/1999                  $13,175                          $11,844
3/31/2000                  $13,788                          $12,289
3/31/2001                  $14,583                          $12,649
3/31/2002                  $14,974                          $12,836


Chart assumes $10,000 invested on March 31, 1992 and includes the reinvestment of all dividends. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Statement                                            Delaware Cash Reserve Fund
   of Net Assets                                     March 31, 2002

                                                        Principal       Market
                                                          Amount         Value
Commercial Paper - 79.98%
Financial Services - 50.98%
  Aegon Funding 1.90% 6/28/02                          $10,000,000  $  9,953,556
  Amstel Funding
    1.81% 4/5/02                                         8,000,000     7,998,391
    2.06% 8/8/02                                        10,000,000     9,926,183
  Aquinas Funding 1.90% 4/1/02                          25,000,000    25,000,001
  Corp Asset Funding 1.79% 4/17/02                      10,000,000     9,992,044
  Danske
    1.88% 5/31/02                                        8,000,000     7,974,933
    1.89% 8/5/02                                        10,000,000     9,933,850
  Fountain Square Commercial Funding
    1.87% 4/1/02                                        20,000,000    20,000,000
    1.90% 5/31/02                                        3,030,000     3,020,405
  General Electric Capital
    1.75% 5/15/02                                       10,000,000     9,978,611
  General Re
    1.78% 4/1/02                                         5,300,000     5,300,000
    1.83% 6/21/02                                       10,000,000     9,958,825
  Home Depot Funding
    1.76% 5/21/02                                       19,000,000    18,954,806
    2.05% 5/6/02                                        10,000,000     9,980,069
  ING America Insurance Holdings
    1.77% 4/9/02                                         9,000,000     8,996,460
    1.90% 7/29/02                                        5,000,000     4,968,597
    1.95% 8/19/02                                        5,000,000     4,962,083
  International Lease Finance
    2.02% 8/7/02                                        10,000,000     9,928,178
  Massmutual Funding 1.83% 5/9/02                       10,000,000     9,980,683
  Nationwide Life Insurance
    1.85% 4/1/02                                        22,450,000    22,450,000
  New York Life Capital 1.90% 6/10/02                   10,000,000     9,963,056
  Private Export Fund 2.05% 4/4/02                      10,000,000     9,998,292
  Sheffield Receivables 1.82% 4/12/02                   10,000,000     9,994,439
  Steamboat Funding 1.83% 4/10/02                       10,000,000     9,995,425
  Stellar Funding
    1.85% 7/8/02                                         7,890,000     7,850,265
    1.90% 5/13/02                                        4,215,000     4,205,657
  Swedish Export Credit 1.88% 4/4/02                    15,841,000    15,838,558
  Tasmanian Public Finance
    1.81% 4/11/02                                        5,000,000     4,997,486
  Verizon Global Funding
    2.52% 6/26/02                                       10,000,000     9,939,800
                                                                    ------------
                                                                     302,040,653
                                                                    ------------
Industrial - 7.98%
  Golden Peanut 1.81% 6/14/02                           11,100,000    11,058,702
  Henkel Corporation
    1.80% 4/26/02                                        3,000,000     2,996,250
    1.81% 6/3/02                                         5,800,000     5,781,629
  Total Fina Elf Capital 1.86% 4/2/02                   21,000,000    20,998,915
  Washington Post Company
    2.00% 9/16/02                                        6,500,000     6,439,333
                                                                    ------------
                                                                      47,274,829
                                                                    ------------

                                                        Principal       Market
                                                          Amount         Value

Commercial Paper (continued)
Mortgage Bankers & Brokers - 13.62%
  Goldman Sachs
    1.875% 7/1/02                                      $10,000,000  $  9,952,604
    2.22% 4/10/02                                       10,000,000     9,994,450
  J.P. Morgan Chase & Co.
    1.92% 7/29/02                                       10,000,000     9,936,533
    1.94% 6/21/02                                       10,000,000     9,956,350
  Marsh USA 1.87% 4/4/02                                10,000,000     9,998,442
  Morgan Stanley Dean Witter
    1.81% 5/1/02                                         5,000,000     4,992,458
  Svenska Handelsbanken
    1.81% 6/10/02                                        6,000,000     5,978,883
    2.29% 6/28/02                                       10,000,000     9,944,022
  Westdeutsche Landesbank
    1.82% 6/10/02                                       10,000,000     9,964,611
                                                                    ------------
                                                                      80,718,353
                                                                    ------------
Other - 7.40%
  Leland Stanford Junior University
    1.79% 5/2/02                                         9,000,000     8,986,128
    1.95% 7/8/02                                        10,000,000     9,946,917
  Republic of Iceland 1.84% 6/5/02                      20,000,000    19,933,014
  University of California
    1.82% 5/9/02                                         5,000,000     4,990,394
                                                                    ------------
                                                                      43,856,453
                                                                    ------------
Total Commercial Paper
  (cost $493,890,288)                                                473,890,288
                                                                    ------------
Certificates of Deposit - 6.75%
  Harris Trust & Savings
    2.56% 10/4/02                                       10,000,000     9,999,490
  Mercantile Safe Deposit & Trust
    2.05% 11/14/02                                      10,000,000    10,000,000
  Wilmington Trust
    1.85% 6/20/02                                       10,000,000    10,000,000
    2.11% 8/5/02                                        10,000,000    10,006,544
                                                                    ------------
Total Certificates of Deposit
  (cost $40,006,034)                                                  40,006,034
                                                                    ------------
*Floating Rate Notes - 6.75%
  American Express Centurion
    1.88% 12/17/02                                      10,000,000    10,000,000
  Morgan Stanley Dean Witter
    1.77% 5/8/02                                        10,000,000    10,000,000
    1.79% 4/9/02                                        10,000,000    10,000,000
  National City Bank 1.77% 1/21/03                      10,000,000    10,000,000
                                                                    ------------
Total Floating Rate Notes
  (cost $40,000,000)                                                  40,000,000
                                                                    ------------
Yankee CDs - 7.43%
  Abbey National Treasury
    2.02% 7/22/02                                       10,000,000    10,000,000
  Banque Paribas 3.58% 5/8/02                           10,000,000    10,000,000

Statement                                            Delaware Cash Reserve Fund
   of Net Assets (continued)

                                                        Principal       Market
                                                          Amount         Value

Yankee CDs (continued)
  Canadian Imperial Bank of Commerce
    1.70% 7/31/02                                       $5,000,000 $  4,993,714
    1.85% 7/31/02                                        5,000,000    4,996,195
  Danske Bank 3.53% 5/20/02                              9,000,000    9,003,153
  Svenska Handelsbanken
    1.84% 5/15/02                                        5,000,000    4,999,749
                                                                   -------------
Total Yankee CDs (cost $43,992,811)                                  43,992,811
                                                                   -------------

Total Market Value of Securities - 100.91%
  (cost $597,889,133)**                                             597,889,133
Liabilities Net of Receivables and
  Other Assets - (0.91%)                                             (5,415,235)
                                                                   -------------
Net Assets Applicable to 592,473,898
  Shares Outstanding - 100.00%                                     $592,473,898
                                                                   -------------

Net Asset Value - Delaware Cash Reserve Fund
  Class A ($525,031,589 / 525,031,589 Shares)                             $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
  Class B ($25,743,603 / 25,743,603 Shares)                               $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
  Class C ($7,084,301 / 7,084,301 Shares)                                 $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
  Consultant Class ($34,614,405 / 34,614,405 Shares)                      $1.00
                                                                          -----

* Floating Rate Notes - The interest rate shown is the rate as of March 31, 2002 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.

** Also the cost for federal income tax purposes.

See accompanying notes

Statement                                             Delaware Cash Reserve Fund
  of Operations                                       Year Ended March 31, 2002


Investment Income:
  Interest                                                          $21,035,289
                                                                    -----------

Expenses:
  Management fees                                     $2,667,494
  Dividend disbursing and transfer agent fees
    and expenses                                       2,220,999
  Distribution expense -- Class B                        283,396
  Distribution expense -- Class C                         69,803
  Distribution expense -- Consultant Class                88,061
  Accounting and administration expenses                 266,237
  Reports and statements to shareholders                 152,720
  Registration fees                                       59,109
  Professional fees                                       29,200
  Trustees' fees                                          25,860
  Custodian fees                                           8,055
  Taxes (other than taxes on income)                         350
  Other                                                  141,961
                                                      ----------
                                                                      6,013,245
  Less expenses paid indirectly                                         (19,435)
                                                                    -----------
  Total expenses                                                      5,993,810
                                                                    -----------
Net Investment Income                                                15,041,479
                                                                    -----------

Net Increase in Net Assets Resulting from Operations                $15,041,479
                                                                    ===========

See accompanying notes

Statements                                           Delaware Cash Reserve Fund
   of Changes in Net Assets

                                                                                   Year Ended
                                                                       3/31/02                  3/31/01
Increase in Net Assets from Operations:
  Net investment income                                            $  15,041,479             $  33,039,247
                                                                   -------------             -------------
Dividends to Shareholders from:
  Net investment income:
    Class A                                                          (13,677,892)              (30,055,341)
    Class B                                                             (443,590)                 (913,600)
    Class C                                                             (106,547)                 (327,571)
    Consultant Class                                                    (813,450)               (1,742,735)
                                                                   -------------             -------------
                                                                     (15,041,479)              (33,039,247)
                                                                   -------------             -------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                          596,169,718               927,034,860
    Class B                                                           29,575,887                56,523,532
    Class C                                                           15,490,341                42,781,151
    Consultant Class                                                  34,551,700                60,040,062

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                           13,653,576                28,715,156
    Class B                                                              402,235                   745,205
    Class C                                                              100,459                   271,125
    Consultant Class                                                     820,695                 1,675,669
                                                                   -------------             -------------
                                                                     690,764,611             1,117,786,760
                                                                   -------------             -------------
  Cost of shares repurchased:
    Class A                                                         (632,797,577)             (973,936,806)
    Class B                                                          (36,501,221)              (48,349,791)
    Class C                                                          (15,399,935)              (43,923,152)
    Consultant Class                                                 (37,540,655)              (57,579,659)
                                                                   -------------             -------------
                                                                    (722,239,388)           (1,123,789,408)
                                                                   -------------             -------------
Decrease in net assets derived from capital share transactions       (31,474,777)               (6,002,648)
                                                                   -------------             -------------
Net Decrease in Net Assets                                           (31,474,777)               (6,002,648)

Net Assets:
  Beginning of period                                                623,948,675               629,951,323
                                                                   -------------             -------------
  End of period                                                     $592,473,898             $ 623,948,675
                                                                   -------------             -------------

See accompanying notes

Financial
   Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Cash Reserve Fund Class A
                                                                                      Year Ended
                                                               3/31/02     3/31/01     3/31/00      3/31/99     3/31/98
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
Net investment income                                           0.026       0.056        0.046       0.045        0.048
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.026       0.056        0.046       0.045        0.048
                                                               ------      ------       ------      ------       ------

Less dividends from:
Net investment income                                          (0.026)     (0.056)      (0.046)     (0.045)      (0.048)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.026)     (0.056)      (0.046)     (0.045)      (0.048)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000

Total return(1)                                                 2.59%       5.75%        4.69%       4.61%        4.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $525,032    $548,006     $566,193    $588,249     $524,477
Ratio of expenses to average net assets                         0.92%       0.84%        0.91%       0.90%        0.88%
Ratio of net investment income to average net assets            2.56%       5.60%        4.59%       4.51%        4.78%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Cash Reserve Fund Class B
                                                                                     Year Ended
                                                              3/31/02     3/31/01      3/31/00     3/31/99      3/31/98
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
Net investment income                                           0.016       0.046        0.036       0.035        0.038
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.016       0.046        0.036       0.035        0.038
                                                               ------      ------       ------      ------       ------
Less dividends from:
Net investment income                                          (0.016)     (0.046)      (0.036)     (0.035)      (0.038)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.016)     (0.046)      (0.036)     (0.035)      (0.038)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000

Total return(1)                                                 1.57%       4.71%        3.65%       3.57%        3.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $25,744     $32,267      $23,349     $19,908       $6,522
Ratio of expenses to average net assets                         1.92%       1.84%        1.91%       1.90%        1.88%
Ratio of net investment income to average net assets            1.56%       4.60%        3.59%       3.51%        3.78%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                          Delaware Cash Reserve Fund Class C

                                                                                      Year Ended
                                                              3/31/02     3/31/01       3/31/00    3/31/99      3/31/98
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
Net investment income                                           0.016       0.046        0.036       0.035        0.038
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.016       0.046        0.036       0.035        0.038
                                                               ------      ------       ------      ------       ------
Less dividends from:
Net investment income                                          (0.016)     (0.046)      (0.036)     (0.035)      (0.038)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.016)     (0.046)      (0.036)     (0.035)      (0.038)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000

Total return(1)                                                 1.57%       4.71%        3.65%       3.58%        3.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $7,084      $6,893       $7,760     $11,134       $3,702
Ratio of expenses to average net assets                         1.92%       1.84%        1.91%       1.90%        1.88%
Ratio of net investment income to average net assets            1.56%       4.60%        3.59%       3.51%        3.78%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                   Delaware Cash Reserve Fund Consultant Class

                                                                                      Year Ended
                                                              3/31/02     3/31/01       3/31/00    3/31/99      3/31/98
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
Net investment income                                           0.023       0.054        0.043       0.043        0.045
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.023       0.054        0.043       0.043        0.045
                                                               ------      ------       ------      ------       ------

Less dividends from:
Net investment income                                          (0.023)     (0.054)      (0.043)     (0.043)      (0.045)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.023)     (0.054)      (0.043)     (0.043)      (0.045)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000

Total return(1)                                                 2.34%       5.49%        4.43%       4.35%        4.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $34,614     $36,783      $32,648     $42,732      $40,037
Ratio of expenses to average net assets                         1.17%       1.09%        1.16%       1.15%        1.13%
Ratio of net investment income to average net assets            2.31%       5.35%        4.34%       4.26%        4.53%



(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

See accompanying notes

Notes                                                 Delaware Cash Reserve Fund
  to Financial Statements                             March 31, 2002


Delaware Group Cash Reserve (the "Trust") is organized as a Delaware business trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income while preserving principal and maintaining liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $14,516 for the year ended March 31, 2002. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended March 31, 2002 were approximately $4,919. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Class A shares. The Board of Trustees has set the fee at an annual rate of 0.25% of the Consultant Class shares' average daily net assets.

At March 31, 2002, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                 $ 49,246

Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC            149,037

Other expenses payable to DMC and affiliates               38,598

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

Notes                                                 Delaware Cash Reserve Fund
  to Financial Statements (continued)


3. Capital Shares
Transactions in capital shares were as follows:

                                                      Year Ended
                                               3/31/02          3/31/01
Shares sold:
  Class A                                    596,169,718       927,034,860
  Class B                                     29,575,887        56,523,532
  Class C                                     15,490,341        42,781,151
  Consultant Class                            34,551,700        60,040,062


Shares issued upon
  reinvestment of dividends:
  Class A                                     13,653,576        28,722,092
  Class B                                        402,235           745,205
  Class C                                        100,459           271,125
  Consultant Class                               820,695         1,675,669
                                            ------------     -------------
                                             690,764,611     1,117,793,696
                                            ------------     -------------
Shares repurchased:
  Class A                                   (632,797,577)     (973,936,806)
  Class B                                    (36,501,221)      (48,349,791)
  Class C                                    (15,399,935)      (43,923,152)
  Consultant Class                           (37,540,655)      (57,579,659)
                                            ------------     -------------
                                            (722,239,388)   (1,123,789,408)
                                            ------------     -------------
Net decrease                                 (31,474,777)       (5,995,712)
                                            ============     =============

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended March 31, 2002 and 2001 was as follows:

                                                  2002             2001
                                                  ----             ----

Ordinary income                                $15,041,479      $33,039,247


5. Tax Information (Unaudited)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended March 31, 2002, the Fund designates as ordinary income distributions paid during the year as follows:

                                    (A)
                             Ordinary Income
                              Distributions
                               (Tax Basis)
                             ---------------

                                   100%

(A) is based on a percentage of the Fund's total distribution.

Report
  of Independent Auditors

To the Shareholders and Board of Trustees
Delaware Group Cash Reserve -- Delaware Cash Reserve Fund

We have audited the accompanying statement of net assets of Delaware Cash Reserve Fund (the "Fund") as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Cash Reserve Fund at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


Philadelphia, Pennsylvania
May 3, 2002

Board of Trustees/Officers
  Addendum

A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Following is a list of the Trustees/Officers and certain background and related information.


                                                                     Principal              Number of               Other
      Name,                 Position(s)                             Occupation(s)       Portfolios in Fund       Directorships
     Address                 Held with       Length of Time            During            Complex Overseen          Held by
   and Birthdate             Registrant         Served               Past 5 Years       by Trustee/Officer      Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Trustees/Officers

Charles E. Haldeman(1)    Chairman           1 Year            President/Chief Operating          87         None
2005 Market Street        and Trustee                          Officer/Director -
Philadelphia, PA                                               United Asset Management
19103                                                          (January 1998 - January 2000)

October 29, 1948                                               Partner/Director -
                                                               Cooke and Bieler, Inc.
                                                               (June 1974 - January 1998)
                                                               (Investment Management)

David K. Downes(2)        President,         9 Years -          Mr. Downes has                   105          Director/President -
2005 Market Street        Chief Executive    Executive Officer  served in various                             Lincoln National
Philadelphia, PA          Officer,                              executive capacities                          Convertible Securities
19103                     Chief Financial    2 Years - Trustee  at different times                            Fund, Inc.
                          Officer and Trustee                   at Delaware Investments

January 8, 1940                                                                                               Director/President -
                                                                                                              Lincoln National
                                                                                                              Income Fund, Inc.

Independent Trustees

Walter P. Babich          Trustee            13 Years           Board Chairman -                 105          None
460 North Gulph Road                                            Citadel Constructors, Inc.
King of Prussia, PA                                             (1989 - Present)
19406

October 1, 1927

John H. Durham            Trustee            23 Years(3)        Private Investor                 105           Trustee -
P.O. Box 819                                                                                                   Abington Memorial
Gwynedd Valley, PA                                                                                             Hospital
19437

August 7, 1937                                                                                                 President/Director -
                                                                                                               22 WR Corporation


(1) Executive Officer of the Fund's manager, accounting service provider and transfer agent.

(2) Executive Officer of the Fund's manager, distributor, accounting service provider and transfer agent.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.


                                                                     Principal                Number of               Other
      Name,                 Position(s)                             Occupation(s)         Portfolios in Fund       Directorships
     Address                 Held with       Length of Time            During              Complex Overseen          Held by
   and Birthdate             Registrant         Served               Past 5 Years         by Trustee/Officer      Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)

John A. Fry               Trustee            1 Year             Executive Vice President -        87           Director -
3451 Walnut Street                                              University of Pennsylvania                     Sovereign Bancorp
721 Franklin Building                                           (April 1995 - Present)
Philadelphia, PA                                                                                               Director -
19104                                                                                                          Sovereign Bank

May 28, 1960

Anthony D. Knerr          Trustee            8 Years            Founder/Managing Director -      105           None
500 Fifth Avenue                                                Anthony Knerr & Associates
New York, NY                                                    (1990 - Present)
10110                                                           (Strategic Consulting)

December 7, 1938

Ann R. Leven              Trustee            12 Years           Treasurer/Chief Fiscal Officer - 105           Director -
785 Park Avenue                                                 National Gallery of Art                        Recoton Corporation
New York, NY                                                    (1994 - 1999)
10021                                                                                                          Director -
                                                                                                               Systemax, Inc.

November 1, 1940                                                                                               Director - Andy
                                                                                                               Warhol Foundation

Thomas F. Madison         Trustee            6 Years            President/Chief                  105           Director - Valmont
200 South Fifth Street                                          Executive Officer -                            Industries, Inc.
Suite 2100                                                      MLM Partners, Inc.
Minneapolis, MN                                                 (January 1993 - Present)                       Director - ACI
55402                                                           (Small Business Investing                      Telecentrics Inc.
                                                                and Consulting)
February 25, 1936                                                                                              Director - Digital
                                                                                                               River Inc.

                                                                                                               Director - Rimage
                                                                                                               Corporation

Janet L. Yeomans          Trustee            2 Years            Vice President Treasurer -       105           None
Building 220-13W-37                                             3M Corporation
St. Paul, MN                                                    (July 1995 - Present)
55144                                                           Ms. Yeomans has held
                                                                various management
July 31, 1948                                                   positions at 3M Corporation
                                                                since 1983.



                                                                     Principal                  Number of               Other
      Name,                 Position(s)                             Occupation(s)           Portfolios in Fund       Directorships
     Address                 Held with          Length of Time         During                Complex Overseen          Held by
   and Birthdate             Registrant            Served           Past 5 Years           by Trustee/Officer      Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Officers

William E. Dodge          Executive Vice              2 Years   Executive Vice President and       105               None
2005 Market Street        President and                         Chief Investment Officer -
Philadelphia, PA          Chief Investment                      Equity of Delaware
19103                     Officer - Equity                      Investment Advisers, a series
                                                                of Delaware Management
June 29, 1949                                                   Business Trust
                                                                (April 1999 - Present)

                                                                President, Director
                                                                of Marketing and
                                                                Senior Portfolio Manager -
                                                                Marvin & Palmer Associates
                                                                (August 1996 - April 1999)
                                                                (Investment Management)

Jude T. Driscoll          Executive Vice              1 Year    Executive Vice President and       105               None
2005 Market Street        President and                         Head of Fixed-Income of
Philadelphia, PA          Head of                               Delaware Investment Advisers,
19103                     Fixed-Income                          a series of Delaware
                                                                Management Business Trust
March 10, 1963                                                  (August 2000 - Present)

                                                                Senior Vice President and
                                                                Director of Fixed-Income Process -
                                                                Conseco Capital Management
                                                                (June 1998 - August 2000)

                                                                Managing Director -
                                                                NationsBanc Capital Markets
                                                                (February 1996 - June 1998)

Richard J. Flannery        Executive Vice President,   5 Years  Mr. Flannery has served in         105               None
2005 Market Street         General Counsel and                  various executive capacities
Philadelphia, PA           Chief Administrative Officer         at different times at
19103                                                           Delaware Investments.

September 30, 1957

Richelle S. Maestro        Senior Vice President,      9 Years  Ms. Maestro has served in          105               None
2005 Market Street         Deputy General Counsel               various executive capacities
Philadelphia, PA           and Secretary                        at different times at
19103                                                           Delaware Investments.

November 26, 1957

Michael P. Bishof          Senior Vice President       6 Years  Mr. Bishof has served in various   105               None
2005 Market Street         and Treasurer                        various executive capacities
Philadelphia, PA                                                at different time at
19103                                                           Delaware Investments.

August 18, 1962



The Fund's Statement of Additional Information includes additional information about the Trustees/Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware Investments
  Family of Funds

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group                                                       Fixed Income Group

Delaware American Services Fund                                           Corporate and Government
Delaware Diversified Growth Fund                                          Delaware American Government Bond Fund
Delaware Growth Opportunities Fund                                        Delaware Corporate Bond Fund
Delaware Select Growth Fund                                               Delaware Delchester Fund
Delaware Small Cap Growth Fund                                            Delaware Extended Duration Bond Fund
Delaware Technology and Innovation Fund                                   Delaware High-Yield Opportunities Fund
Delaware Trend Fund                                                       Delaware Limited-Term Government Fund
Delaware U.S. Growth Fund                                                 Delaware Strategic Income Fund

Value-Equity Group                                                        Money Market
                                                                          Delaware Cash Reserve Fund
Delaware Decatur Equity Income Fund                                       Delaware Tax-Free Money Fund
Delaware Diversified Value Fund
Delaware Growth and Income Fund                                           Municipal (National Tax-Exempt)
Delaware REIT Fund                                                        Delaware National High-Yield Municipal Bond Fund
Delaware Small Cap Value Fund                                             Delaware Tax-Free Insured Fund
                                                                          Delaware Tax-Free USA Fund
International Group                                                       Delaware Tax-Free USA Intermediate Fund
(DIAL-Delaware International Advisers Ltd.)
                                                                          Municipal (State-Specific Tax-Exempt)
Delaware Emerging Markets Fund                                            Delaware Tax-Free Arizona Fund
Delaware International Small Cap Value Fund                               Delaware Tax-Free Arizona Insured Fund
Delaware International Value Equity Fund                                  Delaware Tax-Free California Fund
   (formerly Delaware International Equity Fund)                          Delaware Tax-Free California Insured Fund
                                                                          Delaware Tax-Free Colorado Fund
Blend Mutual Funds                                                        Delaware Tax-Free Florida Fund
                                                                          Delaware Tax-Free Florida Insured Fund
Delaware Balanced Fund                                                    Delaware Tax-Free Idaho Fund
Delaware Core Equity Fund                                                 Delaware Minnesota High-Yield Municipal Bond Fund
   (formerly Delaware Growth Stock Fund)                                  Delaware Tax-Free Minnesota Fund
Delaware Devon Fund                                                       Delaware Tax-Free Minnesota Insured Fund
Delaware Social Awareness Fund                                            Delaware Tax-Free Minnesota Intermediate Fund
Foundation Funds                                                          Delaware Tax-Free Missouri Insured Fund
   Delaware Balanced Allocation Portfolio                                 Delaware Tax-Free New York Fund
   Delaware Growth Allocation Portfolio                                   Delaware Tax-Free Oregon Insured Fund
   Delaware Income Allocation Portfolio                                   Delaware Tax-Free Pennsylvania Fund

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

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



This annual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Money Market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions. The Fund is neither insured nor guaranteed by the U.S. government.

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
Board of Trustees                            Affiliated Officers                              Contact Information

Charles E. Haldeman, Jr.                     William E. Dodge                                 Investment Manager
Chairman                                     Executive Vice President and                     Delaware Management Company
Delaware Investments Family of Funds         Chief Investment Officer, Equity                 Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                                 International Affiliate
Walter P. Babich                                                                              Delaware International Advisers Ltd.
Board Chairman                               Jude T. Driscoll                                 London, England
Citadel Constructors, Inc.                   Executive Vice President and
King of Prussia, PA                          Head of Fixed Income                             National Distributor
                                             Delaware Investments Family of Funds             Delaware Distributors, L.P.
David K. Downes                              Philadelphia, PA                                 Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds         Richard J. Flannery                              Shareholder Servicing, Dividend
Philadelphia, PA                             President and Chief Executive Officer            Disbursing and Transfer Agent
                                             Delaware Distributors, L.P.                      Delaware Service Company, Inc.
John H. Durham                               Philadelphia, PA                                 2005 Market Street
Private Investor                                                                              Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                              For Shareholders
John A. Fry                                                                                   800 523-1918
Executive Vice President
University of Pennsylvania                                                                    For Securities Dealers and Financial
Philadelphia, PA                                                                              Institutions Representatives Only
                                                                                              800 362-7500
Anthony D. Knerr
Consultant                                                                                    Website
Anthony Knerr & Associates                                                                    www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN


(5970)                                                                                                           Printed in the USA
AR-008 [3/02] CGI 5/02                                                                                                        J8115

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